Stockholders' Equity (Details Narrative) (USD $)	1 Months Ended		3 Months Ended			4 Months Ended	5 Months Ended	6 Months Ended			7 Months Ended			8 Months Ended	11 Months Ended		14 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Jun. 30, 2012	May 17, 2012	Jun. 30, 2011	Aug. 25, 2011	Jun. 30, 2011	Jun. 30, 2012	Feb. 02, 2012	Jun. 30, 2012	Jul. 23, 2012	Aug. 01, 2012	Aug. 06, 2012	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012
Common Stock Shares		400,000,000	400,000,000					400,000,000		400,000,000				400,000,000	400,000,000	400,000,000	400,000,000
Common Stock Par Or Stated Value Per Share		$ 0.01	$ 0.01					$ 0.01		$ 0.01				$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred Stock Shares Authorized		5,000,000	5,000,000					5,000,000		5,000,000				5,000,000	5,000,000	5,000,000	5,000,000
Preferred Stock Par Or Stated Value Per Share		$ 0.01	$ 0.01					$ 0.01		$ 0.01				$ 0.01	$ 0.01	$ 0.01	$ 0.01
Shares Issued With Private Placement Of Common Stock								450,000		1,480,000
Private Placement Price Per Units Issued	$ 0.10							$ 0.50		$ 0.25
Investment Warrants Exercise Price								$ 0.50		$ 0.25
Warrants Call Price								$ 0.0001
Common Stock Closing Price								$ 0.50
Proceeds From Issuance Of Private Placement	$ 255,000							$ 225,000								$ 988,717
Warrants Issued In Connection With A Private Placement										148,000
Placement Agent Percentage Of Commission										0.10
Private Placement Expense Allowance										0.02
Professional Fees			21,942		3,975		23,975			47,502						78,663
Stock Issued During Period Shares Issued For Services		500,000				4,000,000					900,000	450,000	600,000		4,000,000
Stock Issued During Period Value Issued For Services		125,000				200,000					90,000	45,000	60,000		200,000
Shares Issued For Services Per Share Amount					$ (0.05)		$ (0.05)
Payments For Fees				30,000		50,000			50,000
Allocated Share Based Compensation Expense			53,684							150,794							330,000
Allocated Share Based Compensation Expense - Consulting			25,000							50,000
Stock Issued During Period Shares Issued For Services - Consulting															2,000,000
Stock Issued During Period Value Issued For Services - Consulting															100,000
Allocated Share Based Compensation Expense - Consulting 2			12,500							25,000					43,750
Allocated Share Based Compensation Expense - Investor Relationship			125,000							125,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Gross										5,100,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Officer										4,000,000				2,500,000
Investment Options Exercise Price										$ 0.75				$ 0.275
Fair Value Assumptions Expected Dividend Rate										0.00%				0.00%
Fair Value Assumptions Weighted Average Volatility Rate										8700.00%				8700.00%
Fair Value Assumptions Risk Free Interest Rate										87.00%				87.00%
Allocated Share Based Compensation Expense - Officers			19,548							45,324
Share Based Compensation Arrangement By Share Based Payment Award Options Fair Value										$ 539,177
Allocated Share Based Compensation Expense - Officers 1			42,652							106,630
Salaries and Wages										115,000
Allocated Share Based Compensation Expense - Director			12,116							12,116
Issuance C
Shares Issued For Services Per Share Amount		$ (0.05)	$ (0.05)					$ (0.05)		$ (0.05)				$ (0.05)	$ (0.05)		$ (0.05)
Prepaid Expense		112,500	112,500					112,500		112,500				112,500	112,500		112,500
Accrued Professional Fees Current And Noncurrent		22,500	22,500					22,500		22,500				22,500	22,500		22,500
Allocated Share Based Compensation Expense		87,500	87,500					87,500		87,500				87,500	87,500		87,500
Director Engeneering
Professional Fees										$ 60,000